Trade accounts receivable - Narrative (Details) - Credit risk	12 Months Ended
Dec. 31, 2021
Low
Disclosure Of Trade Receivables [Line Items]
Accounts receivable term	30 days
High
Disclosure Of Trade Receivables [Line Items]
Accounts receivable term	60 days